NON-CONTROLLING INTERESTS - Narrative (Details) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Jan. 31, 2025	Mar. 31, 2024 USD ($)
Non Controlling Interest [Line Items]
Ownership Interest		25.00%
Redeemable and exchangeable partnership units, exchange ratio		1
Number of shares outstanding (in shares)		6,000,000.0
Total cost of shares repurchased and cancelled | $		$ 52	$ 43
Distributions paid | $		28	27	$ 26
Dividends paid | $		$ 37	29	27
Neoen
Non Controlling Interest [Line Items]
Ownership Interest		47.00%
Percentage of voting equity interests acquired		53.00%			14.00%
Perpetual subordinated notes
Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)		30,400,000
Maximum capacity | $						$ 150
Borrowings, interest rate						7.25%
Non-controlling interest
Non Controlling Interest [Line Items]
Distributions | $		$ 667	622	570
BEPC Exchangeable Participating Noncontrolling Interests Holding Subsidiaries
Non Controlling Interest [Line Items]
Number of shares redeemed (in shares)		0
BRELP | Non-controlling interest
Non Controlling Interest [Line Items]
Dividends recognized as distributions to owners per share (in dollars per share) | $ / shares		$ 0.2253
Incentive distribution, percent		25.00%
GP interests | Non-controlling interest
Non Controlling Interest [Line Items]
Distributions | $		$ 134	$ 116	100
Number of shares outstanding (in shares)		4,000,000	4,000,000
GP interests | Incentive distribution
Non Controlling Interest [Line Items]
Distributions | $		$ 128	$ 111	$ 94
LP Units
Non Controlling Interest [Line Items]
Maximum units for normal course issuer bid (in shares)		14,255,578
Authorized shares as a percentage of issued and outstanding shares			5.00%
Number of shares repurchased and cancelled (in shares)		2,279,654	1,856,044
Total cost of shares repurchased and cancelled | $		$ 52	$ 43
LP Units | Non-controlling interest
Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)		285,200,000	287,200,000
LP Units | BRELP | Non-controlling interest
Non Controlling Interest [Line Items]
Dividends recognized as distributions to owners per share (in dollars per share) | $ / shares		$ 0.20
Incentive distribution, percent		15.00%
Redeemable Exchangeable Partnership Units GP Units
Non Controlling Interest [Line Items]
Ownership percentage		25.00%
Redeemable Exchangeable Partnership Units GP Units | Non-controlling interest
Non Controlling Interest [Line Items]
Ownership percentage		100.00%
Exchangeable shares
Non Controlling Interest [Line Items]
Maximum units for normal course issuer bid (in shares)		8,982,042
Exchangeable shares | TerraForm Power
Non Controlling Interest [Line Items]
Number of shares exchanged (in shares)		10,675	8,465
Exchangeable shares | Non-controlling interest
Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)		179,640,851	179,651,526
Ordinary shares
Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)		285,180,371	287,164,340
Ordinary shares | TerraForm Power
Non Controlling Interest [Line Items]
Payments for shares exchanged | $		$ 1	$ 1
Redeemable/exchangeable partnership units | Non-controlling interest
Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)		194,487,939	194,487,939
Class A.2 Exchangeable Shares | Non-controlling interest
Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)		3,977,260	3,977,260
Class A Preference Series 3 Units
Non Controlling Interest [Line Items]
Preferred limited partners distribution	6.519%
Class A Preference Shares
Non Controlling Interest [Line Items]
Percent of public float allowable for repurchase		10.00%
Repurchase of shares (in shares)		0	0
Brookfield Asset Management
Non Controlling Interest [Line Items]
Ownership percentage		48.00%
Brookfield Asset Management | Ordinary shares
Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)		74,339,049	74,339,049
Brookfield Asset Management | Ownership interest in BRELP | GP interests
Non Controlling Interest [Line Items]
Ownership percentage		1.00%